Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Deferred financing costs and discounts	$ 50	$ 160